Discontinued operations	12 Months Ended
Dec. 31, 2024
Discontinued operations
Discontinued operations

5.Discontinued operations

(a)Description

Effective from August 31, 2024, the Group disposed of its entire ownership interest in Sinopower, a subsidiary engaged in the provision of solar energy solutions, to a wholly-owned subsidiary of Newlink. For the eight months ended August 31, 2024 and the year ended December 31, 2023, Sinopower is reported as a discontinued operation.

On September 30, 2024, the Group approved a plan to sell its ownership interest in certain subsidiaries engaged in the energy storage solutions business to a wholly-owned subsidiary of Newlink. The sale is anticipated to be completed within one year. As at December 31, 2024, the associated assets and liabilities are consequently presented as held for sale. For the years ended December 31, 2023 and 2024, these subsidiaries are reported as a discontinued operation.

Financial information relating to the above discontinued operations is set out below.

(b)Financial performance and cash flow information

	Year ended December 31,
	2023	2024
	RMB’000	RMB’000
Revenues	86,714	93,882
Cost of revenues	(61,144)	(85,538)
Operating expenses	(37,115)	(26,598)
Other gains/(losses), net	387	(258)
Fair value changes of financial instruments at fair value through profit or loss	(376)	61
Finance costs	(1,108)	(2,598)
Loss before income tax	(12,642)	(21,049)
Income tax	(478)	(1,193)
Loss after income tax	(13,120)	(22,242)
Gain on sale of Sinopower after income tax	—	15,838
Loss from discontinued operations	(13,120)	(6,404)
Attributable to:
Equity holders of the Company	(12,883)	(5,154)
Non-controlling interests	(237)	(1,250)
	(13,120)	(6,404)

Other comprehensive income from discontinued operations	—	—
Total comprehensive loss from discontinued operations	(13,120)	(6,404)
Attributable to:
Equity holders of the Company	(12,883)	(5,154)
Non-controlling interests	(237)	(1,250)
	(13,120)	(6,404)

	Year ended December 31,
	2023	2024
	RMB’000	RMB’000
Net cash generated from/(used in) operating activities	482	(33,377)
Net cash used in investing activities	(651)	—
Net cash generated from financing activities	622	4,475
Net increase/(decrease) in cash and cash equivalents generated by discontinued operations	453	(28,902)

(c)Details of the sale of Sinopower

As of August 31, 2024
RMB’000
Disposal consideration receivable	53,778
Carrying amount of net assets sold	(37,940)
Gain on sale before income tax	15,838
Income tax expense on gain	—
Gain on sale after income tax	15,838

The carrying amounts of assets and liabilities as at the date of sale were:

As of August 31, 2024
RMB’000
Cash and cash equivalents	1,647
Trade receivables	29,830
Contract assets	23,647
Inventories	9,145
Prepayments, other receivables and other assets	6,993
Right-of-use assets	3,161
Property, plant and equipment	296
Intangible assets	8,946
Goodwill	40,522
Other non-current assets	421
Total assets	124,608
Borrowings	(6,965)
Current lease liabilities	(1,535)
Trade payables	(15,420)
Income tax payables	(2,066)
Other payables and accruals	(57,460)
Non-current lease liabilities	(2,133)
Deferred tax liabilities	(1,267)
Total liabilities	(86,846)
Net assets	37,762
Attributable to:
Equity holders of the Company	37,940
Non-controlling interests	(178)
37,762

(d)Assets and liabilities of disposal group classified as held for sale

The following assets and liabilities were reclassified as held for sale in relation to the discontinued operation as at 31 December 2024:

As of December 31, 2024
RMB’000
Assets classified as held for sale
Cash and cash equivalents	89
Trade receivables	34,414
Inventories	1,181
Prepayments, other receivables and other assets	19,342
Total assets of disposal group held for sale	55,026
Liabilities directly associated with assets classified as held for sale
Borrowings	(10,000)
Trade payables	(37,666)
Other payables and accruals	(2,920)
Total liabilities of disposal group held for sale	(50,586)